Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

Note 16 - SHAREHOLDERS’ EQUITY

Ordinary shares

The Company was established under the laws of the Cayman Islands on February 16, 2022. On July 23, 2022, the Company had 68,442 Class A Ordinary Shares and 31,558 Class B Ordinary Shares, issued and outstanding, respectively.

On January 10, 2023, the Company issued a total of 8,144,598 Class A Ordinary Shares and 3,755,402 Class B Ordinary Shares to its existing shareholders, which increased pro rata the number of shares each shareholder owns and did not change their respective percentage of ownership in the Company.

On April 20, 2023, the Company consummated the initial public offering of 2,750,000 Class A Ordinary Shares. Ordinary shares outstanding after this issuance included (i) 10,963,040 Class A Ordinary Shares and (ii) 3,786,960 Class B Ordinary Shares.

On September 5, 2024, the Company entered into a certain securities purchase agreement with 25 investors, pursuant to which the Company agreed to sell up to $38,000,000 of Class A Ordinary Shares at a per share purchase price of $0.23. The parties to the agreement have each made customary representations, warranties and covenants. This offering was consummated on September 10, 2024, upon satisfaction of all closing conditions. The issuance of the Class A Ordinary Shares was in reliance on the exemption from registration provided by the Regulation S.

On August 1, 2025, the Company entered into a certain securities purchase agreement (the “SPA”) with certain non-U.S. investors (the “Purchasers”), pursuant to which the Company agreed to sell up to 26,136,363 of its class A ordinary shares, par value $0.0025 each (the “Class A Ordinary Shares”), for gross proceeds of approximately $11.5 million. (the “Offering”).The Purchasers represented that they are “non-U.S. persons” as defined in the Regulation S promulgated under the Securities Act of 1933, as amended, (the “Regulation S”). The parties to the SPA have each made customary representations, warranties and covenants. The Shares are expected to be issued to Purchasers on or about August 5, 2025, upon satisfaction of all closing conditions. The issuance of the Class A Ordinary Shares will be in reliance on the exemption from registration provided by the Regulation S. As such, the Company has issued totaling 26,136,363 Class A ordinary shares in August 2025.

The Company completed a 25-for-1 share consolidation of its Class A and Class B ordinary shares on May 5, 2025 and September 8, 2025, respectively.

On December 31, 2025, the Company had 2,298,365 Class A Ordinary Shares and 58,861 Class B Ordinary Shares, issued and outstanding, respectively.

Holders of Class A Ordinary Shares and Class B Ordinary Shares vote together as one class on all matters submitted to a vote by the shareholders at any general meeting of the Company and have the same rights except each Class A Ordinary Share is entitled to one (1) vote and each Class B Ordinary Share is entitled to forty (40) votes. The Class A Ordinary Shares are not convertible into shares of any other class. Upon any direct or indirect sale, transfer, assignment or disposition, the Class B Ordinary Shares will be automatically and immediately convertible into Class A Ordinary Shares on a one-to-one basis.

The Company’s authorized share capital is $31,250,000, divided into 50,000,000,000 ordinary shares consisting of 40,000,000,000 Class A Ordinary Shares and 10,000,000,000 Class B Ordinary Shares, par value $0.0625 per share.

Capital contribution

The company’s capital contribution increased by $11,000,000 through its initial public offering, and after deducting deferred offering costs, expenses allowance and expenses, the actual net increase in capital contribution was $8,161,783.

Statutory reserves

In accordance with the Regulations on Enterprises of PRC, Tiancheng Jinhui in the PRC are required to provide for statutory reserves, which are appropriated from net profit as reported in the Company’s PRC statutory accounts. It is required to allocate 10% of its after-tax profits to fund statutory reserves until such reserves have reached 50% of its respective registered capital. The reserve funds, however, may not be distributed as cash dividends.

As of December 31,2025, and 2024, the balances of the statutory reserves were $282,545 and $282,545, respectively.